Fair Value Measurements Fair value measurements - items not carried at fair value (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Jun. 28, 2014	Nov. 08, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Senior Notes	$ 2,294.0	$ 2,294.0	$ 2,300.0